INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2024	2023
Deferred income tax assets
Financial instruments and other	$20	$18
Tax losses carried forward	35	38
	$55	$56
Deferred income tax liabilities
Long-lived assets	$(2,003)	$(2,151)
Net deferred income tax liabilities	$(1,948)	$(2,095)
Reflected in the statement of financial position as follows:
Deferred tax assets	$37	$40
Deferred tax liabilities	(1,985)	(2,135)
Net deferred tax liabilities	$(1,948)	$(2,095)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2024	Net Income	Other Comprehensive Income	Other(1)	Dec. 31, 2024
Deferred tax assets related to non-capital losses and capital losses	$38	$(2)	$—	$(1)	$35
Deferred tax liabilities related to differences in tax and book basis, net	(2,133)	(7)	(24)	181	(1,983)
Net deferred tax liabilities	$(2,095)	$(9)	$(24)	$180	$(1,948)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

		Recognized in
US$ MILLIONS	Jan. 1, 2023	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2023
Deferred tax assets related to non-capital losses and capital losses	$37	$(2)	$—	$2	$1	$38
Deferred tax liabilities related to differences in tax and book basis, net	(1,532)	(18)	(34)	(104)	(445)	(2,133)
Net deferred tax liabilities	$(1,495)	$(20)	$(34)	$(102)	$(444)	$(2,095)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$30	$36	$25
Cash flow hedges	(6)	6	(19)
Other	—	(8)	8
Total income tax recognized directly in other comprehensive income	$24	$34	$14

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Tax expense comprises:
Current income tax expense	$356	$348	$341
Deferred income tax expense
Origination and reversal of temporary differences	18	22	16
Change in tax rates or the imposition of new taxes	(8)	4	—
Deferred tax assets recognized	(1)	(6)	(95)
Total income tax expense	$365	$368	$262
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$437	$974	$1,881
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	120	328	576
Change in tax rates and new legislation	(8)	4	—
International operations subject to different tax rates	46	6	(1)
Taxable income attributable to non-controlling interests	1	—	(2)
Deferred tax assets recognized	(1)	(6)	(95)
Foreign exchange	31	(6)	12
Non-deductible dividends on exchangeable shares	56	47	42
Non-deductible remeasurement adjustments on exchangeable and class B shares	126	(9)	(280)
Permanent differences and other	(6)	4	10
Income tax expense recognized in profit or loss	$365	$368	$262